Share-based Compensation	12 Months Ended
Dec. 31, 2013
Share-based Compensation [Abstract]
Share-based Compensation

14. Share-based Compensation

Share-based compensation expenses were recognized in costs and expenses for the years ended December 31, 2011, 2012 and 2013 as follows:

	For the Years Ended December 31,
	2011	2012	2013	2013
	RMB	RMB	RMB	US$
Cost of revenues	19,526	958	7,293	1,205
Sales and marketing expenses	18,254	1,423	3,922	648
General and administrative expenses	17,470	4,085	3,662	605
Technology and product development expenses	10,842	293	1,846	304
Total	66,092	6,759	16,723	2,762

The Company recognized share-based compensation, net of estimated forfeitures, on a graded- vesting basis over the vesting term of the awards. There was no income tax benefit recognized in the consolidated statements of comprehensive income for share-based compensation and the Company did not capitalize any of the share-based compensation as part of the cost of any asset in the years ended December 31, 2011, 2012 and 2013.

Share Options

In June 2008, the Company adopted the Share Option Scheme (the “June 2008 Scheme”) that provides for the granting of options to key employees to acquire ordinary shares of the Company. The June 2008 Scheme permits the grant of options to its eligible recipients for up to 10% of the ordinary shares in issue (the “Limit”) on the effective date of the June 2008 Scheme. The total number of ordinary shares which may be issued upon exercise of all outstanding options granted and yet to be exercised under the June 2008 Scheme and any other share option schemes of the Company shall not exceed 30% of the ordinary shares in issue from time to time. The Company may seek approval from its shareholders to refresh the Limit provided that the Limit as refreshed shall not exceed 10% of the ordinary shares of the Company in issue as at the date of approval, and options previously granted will not be counted for the purpose of calculating the Limit as refreshed. Any outstanding option lapse in accordance with the terms of the June 2008 Scheme will not be counted for the purpose of calculating the Limit. In August 2012, the Company’s shareholders approved to refresh the Limit, permitting the Company to grant no more than 31,410,107 additional options under the June 2008 Scheme.

The June 2008 Scheme will terminate automatically 10 years after its adoption, unless terminated earlier at the Company’s shareholders’ approval. Option awards are granted with an exercise price determined by the Board of Directors. Those option awards vest over a period of four years and expire in ten years.

A summary of the Company’s share option activities for the years ended December 31, 2011, 2012 and 2013 is presented below:

			Weighted Average
	Number of	Weighted Average	Remaining	Aggregate
	Options	Exercise Price	Contractual Life	Intrinsic Value
		US$	Years	US$ in Million
Outstanding as of January 1, 2011	42,221,805	0.03	7.5	19.5
Granted	—	—
Cancelled to grant restricted share	(18,778,200)	0.03
Forfeited and expired	(656,286)	0.03
Exercised	(3,445,623)	0.03		2.3
Outstanding as of December 31, 2011	19,341,696	0.03	6.4	13.0
Granted	—	—
Forfeited and expired	(456,870)	0.03
Exercised	(4,887,757)	0.03		3.1
Outstanding as of December 31, 2012	13,997,069	0.03	5.4	5.9
Granted	30,732,900	0.58
Forfeited and expired	(1,408,938)	0.44
Exercised	(3,550,910)	0.03		3.6
Outstanding as of December 31, 2013	39,770,121	0.44	8.1	30.2
Vested and exercisable as of December 31, 2013	10,222,571	0.03	4.4	12.0

The aggregate intrinsic value of options outstanding and exercisable as of December 31, 2013 was calculated as the difference between the Company’s closing stock price of US$9.63 per ADS, or US$1.20 per share as of that date, and the exercise price of the underlying options. The aggregate intrinsic value of options exercised was calculated as the difference between the market value on the date of exercise and the exercise price of the underlying options.

As disclosed in Note 2(q), the Company’s share-based compensation is measured at the value of the award as calculated under the Black-Scholes option pricing model. The Company estimated the expected volatility at the date of grant based on average annualized standard deviation of the share price of comparable listed companies. The Company has no history or expectation of paying dividends on its ordinary shares. The Company estimated the expected term based on the vesting schedule and the exercise period of the options. Risk-free interest rates are based on the derived market yield of the US$ denominated Chinese government bonds for the term approximating the expected life of award at the time of grant. No options were granted during the years ended December 31, 2011 and 2012. The assumptions used in determining the fair value of options granted during the year ended December 31, 2013 are as follows:

	For the Years Ended December 31,
	2011	2012	2013
Expected volatility rate	—	—	57.6%-58.42%
Expected dividend yield	—	—	-
Expected term (years)	—	—	6.16
Risk-free interest rate (per annum)	—	—	1.54%-1.88%

The weighted-average grant date fair value of options granted for the year ended December 31, 2013 was US$0.50.

During 2009, 2010 and 2011, some employees voluntarily left the Company and exercised their vested share options in exchange for future entitlement of the Company’s shares issuable after completion of the Company’s IPO and upon the request of the former employees. The proceeds from the exercise of these options cannot be refunded to the former employees in any event, including the Company does not complete an IPO. Accordingly, these share options are considered to be exercised and the proceeds have been included in the additional paid-in capital of the Company. The proceeds received from exercise of these options amounted to RMB1.4 million (US$0.2 million) as of December 31, 2013. The Company completed its IPO on May 17, 2011 and 4,448,873 shares have been issued to the former employees after that. There were 3,201,342 and 2,263,518 contingently issuable shares to be issued upon the former employees’ request as of December 31, 2012 and 2013, respectively.

For the years ended December 31, 2011, 2012 and 2013, the Company has recognized share-based compensation expenses for options of approximately RMB4.0 million, negative RMB0.1 million and RMB16.8 million (US$2.8 million), respectively.

As of December 31, 2013, there was RMB59.5 million (US$9.8 million) of unrecognized share-based compensation for options, adjusted for estimated forfeitures. The unrecognized share-based compensation is expected to be recognized over a weighted-average period of 3.47 years.

Restricted Share Units

In March 2011, the Company adopted the 2011 restricted share and restricted share unit scheme. On March 17, 2011, the Company granted 10,050,958 restricted share units to the employees. Those restricted share units vest over a period of four years.

A summary of restricted share units activity for the years ended December 31, 2011, 2012 and 2013 is presented below:

		Weighted-Average
Restricted Share Units	Number of Units	Grant-Date Fair Value
		US$
Unvested as of January 1, 2011	—	—
Granted	10,050,958	1.07
Vested	(4,756,956)	1.07
Forfeited	(1,037,394)	1.07
Unvested as of December 31, 2011	4,256,608	1.07
Granted	—	—
Vested	(1,966,987)	1.07
Forfeited	(602,443)	1.07
Unvested as of December 31, 2012	1,687,178	1.07
Granted	—	—
Vested	(1,156,282)	1.07
Forfeited	(105,317)	1.07
Unvested as of December 31, 2013	425,579	1.07

For the years ended December 31, 2011, 2012 and 2013, total share-based compensation recognized for restricted share units were RMB53.6 million, RMB3.1 million and RMB1.3 million (US$0.2 million), respectively.

As of December 31, 2013, there was RMB0.3 million (US$0.05 million) of unrecognized share-based compensation related to unvested restricted share units, adjusted for estimated forfeitures. The unrecognized share-based compensation is expected to be recognized over a weighted average period of 0.8 year. The total fair value based on the respective vesting dates of the restricted share units vested was US$5.1 million, US$2.1 million and US$1.2 million during the years ended December 31, 2011, 2012 and 2013, respectively.

Restricted Shares

On March 15, 2011, the Company cancelled 18,778,200 stock options granted historically, and granted 19,008,200 restricted shares to 22 employees on March 17, 2011. Those restricted shares vest over a period of four years. The incremental share-based compensation is US$0.5 million. Total amount of unrecognized share-based compensation of unvested option and incremental share-based compensation is US$2.2 million, including US$0.2 million was recognized immediately, and US$2.0 million was recognized during the rest of vesting period of restricted share.

A summary of restricted share activity for the years ended December 31, 2011, 2012 and 2013 is presented below:

		Weighted-Average
Restricted Shares	Number of Shares	Grant-Date Fair Value
		US$
Unvested as of January 1, 2011	—	—
Granted	19,008,200	1.07
Vested	(9,296,370)	1.07
Forfeited	—	—
Unvested as of December 31, 2011	9,711,830	1.07
Granted	—	—
Vested	(4,702,050)	1.07
Forfeited	(250,000)	1.07
Unvested as of December 31, 2012	4,759,780	1.07
Granted	—	—
Vested	(2,864,780)	1.07
Forfeited	(1,050,000)	1.07
Unvested as of December 31, 2013	845,000	1.07

For the years ended December 31, 2011, 2012 and 2013, total share-based compensation recognized for restricted shares were RMB8.5 million, RMB3.7 million and negative RMB1.3 million (US$0.2 million), respectively.

As of December 31, 2013, there was RMB0.2 million (US$0.03 million) of unrecognized share-based compensation related to unvested restricted shares. The unrecognized share-based compensation is expected to be recognized over a weighted average period of 0.9 year. The total fair value based on the respective vesting dates of the restricted shares vested was US$10.0 million, US$5.1 million and US$3.1 million during the years ended December 31, 2011, 2012 and 2013, respectively.

The fair value of the restricted shares and restricted share units on March 17, 2011 was US$1.07 and the fair value of the underlying ordinary shares was US$1.14.